Financial Information of Parent Company Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income of Acorn International, Inc.	$ 31,127,184	$ 12,384,303	$ 3,438,370
Financing activities:
Dividend paid	(39,825,362)	0	0
Net increase in cash and cash equivalents	(877,859)	(4,479,923)	13,304,676
Cash, cash equivalents and restricted cash at the beginning of the year	21,019,834
Cash, cash equivalents and restricted cash at the end of the year	20,143,783	21,019,834
Parent Company [Member]
Operating activities:
Net income of Acorn International, Inc.	31,127,184	12,384,303	3,438,370
Equity in gains of subsidiaries and VIEs	(31,127,184)	(12,384,303)	(3,438,370)
Net cash provided by operating activities	0	0	0
Investing activities:
Dividend received	40,000,020	0	0
Net cash provided by investing activities	40,000,020	0	0
Financing activities:
Dividend paid	(39,825,362)	0	0
Net cash used in financing activities	(39,825,362)	0	0
Net increase in cash and cash equivalents	174,658	0	0
Cash, cash equivalents and restricted cash at the beginning of the year	0	0	0
Cash, cash equivalents and restricted cash at the end of the year	$ 174,658	$ 0	$ 0